UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-04933

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:     (800) 338-3383   .

Date of fiscal year end:        June 30

Date of reporting period:   7/1/14 to 12/31/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2014 IS ATTACHED BELOW.

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	PRIME SERIES FINANCIAL HIGHLIGHTS

6	PRIME SERIES FINANCIAL STATEMENTS

12	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

13	GOVERNMENT SERIES FINANCIAL STATEMENTS

17	NOTES TO FINANCIAL STATEMENTS

26	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

29	INFORMATION ABOUT FUND EXPENSES

For further information on the PFM Funds, call 1-800-338-3383 or visit us online at www.pfmfunds.com

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2014 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

We are pleased to present the Semi-Annual Report for PFM Funds (the “Trust”) for the period ended December 31, 2014. Safety of principal and liquidity remain our top priorities when managing the Trust’s portfolios. Despite a continued low-interest-rate environment, the Trust’s portfolios continue to generate relatively competitive yields.

Economic Update

Over the last year, the U.S. economy continued to strengthen and ended 2014 on a positive note, while other areas of the developed world (such as Europe and Japan) struggled with stagnation. U.S. third-quarter gross domestic product (“GDP”) grew 5%, the strongest result since 2003. This gain reflects increases in personal consumption expenditures, exports, and federal, state, and local government spending. The U.S. labor market continued to improve as the unemployment rate fell from 5.9% in September 2014 to 5.6% in December 2014. The business services, retail, transportation, healthcare, and manufacturing sectors all saw job gains.

Oil prices fell sharply as global demand slowed, while the supply of oil continued to climb as a result of strong domestic output combined with the Organization of Petroleum Exporting Countries’ (“OPEC”) decision not to reduce the pace of its oil production. In addition, the U.S. dollar strengthened, injecting a new dynamic into the global economy that will likely dampen inflation and boost growth in oil-consuming economies like the U.S., Europe, and China in the coming months.

We expect that the forces of stronger U.S. economic growth and potential Federal Reserve (“Fed”) action will bias short and intermediate interest rates higher in coming months, and believe that portfolios should maintain a modestly defensive maturity structure. We expect the low level of U.S. inflation and the lagging global economy to dampen the pace of rate increases—hence our modestly defensive stance.

Interest Rates

At its meeting in December, the Federal Open Market Committee (“FOMC”) modified the “considerable time” language in its post-meeting statement describing how long it would continue to maintain its zero interest rate policy. The new description said the Committee would be “patient” when normalizing its current accommodative monetary policy. While many believe that the Fed will raise interest rates in mid-2015, this decision remains largely dependent on U.S. economic data in the months to come. In particular, the decline in inflation expectations—moved by the drop in oil prices and weakness in the European and Japanese economies—could upset this timetable.

Fund Strategy

Money market yields rose modestly toward the end of 2014, reflecting the improved economic outlook and nuanced change to the Fed’s statement about when it might begin to tighten its monetary policy. This rise was reflected in yields for six-month and longer maturities. The move in rates was small, and our response was limited by the desire to be defensive, but nevertheless this provided a small increase to the near-zero overnight rates at the end of the year.

PFM Funds Semi-Annual Report | December 31, 2014   1

The FOMC’s current guidance provides reason to expect that short-term rates may remain in current ranges for some months, and, for the time being, we are comfortable maintaining the weighted average maturity of the portfolios toward the longer end of ranges permitted by their investment policies. This should enable us to continue to provide investors in the Trust’s Prime Series and Government Series with competitive yields while seeking to maintain a stable net asset value.

We continue to be vigilant about the timing and magnitude of a potential rise in rates, and we will seek to shorten maturities and increase liquidity in each portfolio in advance of any move by the Fed to raise overnight rates from their current levels.

PFM Asset Management LLC looks forward to serving as the Trust’s Investment Adviser in the coming year and implementing effective investment strategies to address investor objectives.

Respectfully,

PFM Asset Management LLC

December 31, 2014

 2   PFM Funds Semi-Annual Report | December 31, 2014

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2014		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001		0.002	0.002	0.003	0.003	0.003
Total From Operations	0.001		0.002	0.002	0.003	0.003	0.003
Less: Distributions
Net Investment Income	(0.001)		(0.002)	(0.002)	(0.003)	(0.003)	(0.003)
Total Distributions	(0.001)		(0.002)	(0.002)	(0.003)	(0.003)	(0.003)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.06	%(1)	0.15%	0.25%	0.26%	0.26%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,773,214		$3,526,173	$3,922,670	$4,261,742	$3,283,797	$3,247,184
Ratio of Expenses to Average Net Assets	0.08	%(2)	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.20	%(2)	0.09%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.13	%(2)	0.15%	0.25%	0.25%	0.26%	0.31%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.01	%(2)	0.14%	0.24%	0.24%	0.25%	0.30%

(1) Not annualized.

(2) Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2014   3

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - Institutional Class

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2014		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.0000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.0003		0.001	0.002	0.002	0.002	0.002
Total From Operations	0.0003		0.001	0.002	0.002	0.002	0.002
Less: Distributions
Net Investment Income	(0.0003)		(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Total Distributions	(0.0003)		(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.0000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.03	%(1)	0.08%	0.17%	0.18%	0.18%	0.23%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,737,263		$2,052,845	$2,110,672	$1,947,637	$1,724,797	$1,205,815
Ratio of Expenses to Average Net Assets	0.14	%(2)	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.18	%(2)	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.07	%(2)	0.07%	0.17%	0.17%	0.18%	0.23%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.03	%(2)	0.07%	0.17%	0.17%	0.18%	0.23%

(1) Not annualized.

(2) Annualized.

The accompanying notes are an integral part of these financial statements.

 4   PFM Funds Semi-Annual Report | December 31, 2014

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

Prime Series - Colorado Investors Class

	Six Months				July 14,
	Ended				2011(1)
	December 31,		Year Ended June 30,		through
	2014		2014	2013	June 30, 2012
Net Asset Value, Beginning of Period	$1.0000		$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.0004		0.001	0.002	0.002
Total From Operations	0.0004		0.001	0.002	0.002
Less: Distributions
Net Investment Income	(0.0004)		(0.001)	(0.002)	(0.002)
Total Distributions	(0.0004)		(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.0000		$1.000	$1.000	$1.000
Total Return	0.04	%(2)	0.11%	0.21%	0.22	%(3)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$424,359		$758,692	$398,048	$161,424
Ratio of Expenses to Average Net Assets	0.12	%(3)	0.12%	0.12%	0.12	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.16	%(3)	0.15%	0.16%	0.17	%(2)
Ratio of Net Investment Income to Average Net Assets	0.08	%(3)	0.10%	0.19%	0.25	%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.04	%(3)	0.07%	0.15%	0.20	%(2)

(1) The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.

(2) Not annualized.

(3) Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2014   5

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2014

		Face
		Amount	Value
Bankers Acceptances (0.7%)
U.S. Bank
0.18%	1/12/15	$1,120,206	$1,120,144
0.18%	1/15/15	1,319,757	1,319,665
0.18%	1/16/15	1,355,462	1,355,360
0.17%	1/20/15	1,232,929	1,232,818
0.17%	1/22/15	2,450,498	2,450,255
0.19%	1/26/15	4,408,150	4,407,578
0.20%	1/27/15	1,367,310	1,367,113
0.18%	1/28/15	4,005,169	4,004,628
0.18%	1/29/15	3,337,835	3,337,368
0.18%	2/10/15	2,238,232	2,237,784
0.18%	2/12/15	1,399,847	1,399,553
0.19%	2/17/15	1,909,370	1,908,896
0.19%	2/20/15	1,824,006	1,823,525
0.19%	2/23/15	2,807,534	2,806,731
0.20%	2/26/15	2,391,392	2,390,648
0.20%	2/27/15	827,780	827,518
0.19%	3/3/15	1,103,368	1,103,013
0.20%	4/6/15	8,069,355	8,065,096
Total Bankers Acceptances			43,157,693

Certificates of Deposit (51.8%)
Bank of Montreal (Chicago)
0.18%	1/2/15	100,000,000	100,000,000
0.18%	1/2/15	35,000,000	35,000,000
0.24%(1)	7/14/15	50,000,000	50,000,000
Bank of Nova Scotia (Houston)
0.22%	2/5/15	50,000,000	50,000,000
0.23%	2/9/15	80,000,000	80,000,000
0.23%	2/17/15	50,000,000	50,000,000
Bank of the West
0.35%	2/10/15	90,000,000	90,000,000
BNP Paribas Bank (NY)
0.26%	1/2/15	90,000,000	90,000,000
CitiBank
0.24%	1/8/15	30,000,000	30,000,000
0.24%	1/8/15	75,000,000	75,000,000
0.37%(1)	8/11/15	80,000,000	80,000,000
Credit Agricole Corp. & Investment Bank (NY)
0.25%	2/6/15	25,000,000	25,009,212
DNB ASA (NY)
0.23%	4/21/15	100,000,000	100,000,000
HSBC Bank USA
0.24%	4/6/15	25,000,000	25,000,000
Mizuho Corporate Bank (NY)
0.22%	3/5/15	80,000,000	80,000,000
0.24%	4/15/15	100,000,000	100,000,000
Nordea Bank Finland (NY)
0.23%	5/19/15	100,000,000	100,000,000
0.24%	5/26/15	80,000,000	80,000,000

The accompanying notes are an integral part of these financial statements.Prime Series

 6   PFM Funds Semi-Annual Report | December 31, 2014

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2014

		Face
		Amount	Value
Norinchukin Bank (NY)
0.22%	1/28/15	$80,000,000	$80,000,000
Rabobank Nederland NV (NY)
0.28%(1)	5/20/15	100,000,000	100,000,000
Royal Bank of Canada (NY)
0.30%(1)	1/13/15	25,000,000	25,000,000
0.24%(1)	6/26/15	75,000,000	75,000,000
0.25%(1)	11/10/15	50,000,000	50,000,000
Skandinaviska Enskilda Banken (NY)
0.25%	1/2/15	40,000,000	40,000,000
0.63%(1)	2/26/15	50,000,000	50,026,995
0.25%	4/1/15	40,000,000	40,000,000
0.59%(1)	9/21/15	50,000,000	50,096,258
Societe Generale (NY)
0.23%	2/3/15	90,000,000	90,000,000
Standard Chartered Bank (NY)
0.27%	4/1/15	80,000,000	80,000,000
0.35%	4/7/15	100,000,000	100,000,000
State Street Bank & Trust Co.
0.19%	3/11/15	75,000,000	75,000,000
Sumitomo Mitsui Bank (NY)
0.26%	1/2/15	120,000,000	120,000,000
0.22%	3/3/15	60,000,000	59,999,999
Svenska Handelsbanken (NY)
0.21%	1/14/15	100,000,000	100,000,000
0.17%	2/6/15	35,000,000	35,000,698
0.19%	2/18/15	50,000,000	50,000,333
Swedbank (NY)
0.33%(1)	2/6/15	100,000,000	100,000,000
0.22%	3/20/15	35,000,000	35,001,507
0.24%	5/11/15	50,000,000	50,000,000
Toronto Dominion Bank (NY)
0.24%	4/9/15	50,000,000	50,000,000
0.28%	5/8/15	80,000,000	80,000,000
0.23%(1)	6/16/15	50,000,000	50,000,000
Wells Fargo Bank
0.22%	2/13/15	50,000,000	50,000,000
0.29%(1)	11/20/15	100,000,000	100,000,000
Westpac Banking Corp. (NY)
0.24%(1)	4/15/15	100,000,000	100,000,000
Total Certificates of Deposit			3,075,135,002

Commercial Paper (21.2%)
Bank of Tokyo Mitsubishi UFJ Ltd
0.16%	1/2/15	185,000,000	184,999,197
Caterpillar Financial Services Corp.
0.17%	3/2/15	40,000,000	39,988,667
Coca-Cola Company
0.31%	9/4/15	35,000,000	34,925,858
Credit Suisse (NY)
0.19%	2/9/15	50,000,000	49,989,708

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2014   7

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2014

		Face
		Amount	Value
General Electric Capital Corp.
0.22%	5/5/15	$50,000,000	$49,962,111
0.24%	6/8/15	130,000,000	129,863,066
HSBC USA, Inc.
0.23%	1/2/15	105,000,000	104,999,344
0.23%	2/13/15	30,000,000	29,991,759
JP Morgan Securities LLC
0.33%	2/13/15	50,000,000	49,980,291
0.33%	3/17/15	25,000,000	24,982,813
0.30%(1)	4/20/15	75,000,000	75,000,000
0.33%	5/14/15	30,000,000	29,963,425
Mizuho Funding LLC
0.25%	3/20/15	6,000,000	5,996,750
PNC Bank
0.28%	7/1/15	78,580,000	78,469,377
0.28%	8/3/15	10,000,000	9,983,356
0.43%	9/4/15	100,000,000	99,706,167
Toyota Motor Credit Corp.
0.23%(1)	1/15/15	40,000,000	40,000,000
0.22%(1)	3/17/15	40,000,000	40,000,000
0.22%(1)	5/13/15	50,000,000	50,000,000
0.25%	7/1/15	50,000,000	49,937,153
UBS Finance Delaware LLC
0.30%	6/5/15	80,000,000	79,898,389
Total Commercial Paper			1,258,637,431

Corporate Notes (0.4%)
Toyota Motor Credit Corp.
0.37%	7/17/15	20,000,000	20,054,261
Total Corporate Notes			20,054,261

U.S. Government & Agency Obligations (16.5%)
Fannie Mae Discount Notes
0.08%	1/2/15	50,000,000	49,999,896
Federal Home Loan Bank Discount Notes
0.08%	1/16/15	50,000,000	49,998,271
0.08%	1/21/15	75,000,000	74,996,583
0.08%	1/28/15	50,000,000	49,997,000
0.08%	1/30/15	40,000,000	39,997,358
0.09%	2/13/15	50,000,000	49,994,625
Federal Home Loan Bank Notes (Callable)
0.27%	10/20/15	25,000,000	25,000,000
U.S. Treasury Notes
0.09%	1/15/15	601,883,040	600,708,025
0.10%	3/31/15	40,000,000	40,234,276
Total U.S. Government & Agency Obligations			980,926,034

Repurchase Agreements (8.0%)
BNP Paribas
0.10%	2/18/15	200,000,000	200,000,000
(Dated 11/20/14, repurchase price $204,024,367, collateralized by Fannie Mae securities, 0.45% to 5.50%, maturing 4/1/16 to 12/1/44, market value $129,636,674; and by Freddie Mac securities, 2.27% to 6.00%, maturing 8/1/25 to 11/1/44, market value $74,387,693)

The accompanying notes are an integral part of these financial statements.

 8   PFM Funds Semi-Annual Report | December 31, 2014

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2014	Face
	Amount	Value
Goldman Sachs
0.08% 1/2/15	$23,000,000	$23,000,000
(Dated 12/31/14, repurchase price $23,000,102, collateralized by Ginnie Mae securities, 3.00% to 5.50%, maturing 4/20/29
to 12/15/44, market value $23,460,104)
0.07% 1/5/15	235,000,000	235,000,000
(Dated 12/1/14, repurchase price $235,015,993, collateralized by Fannie Mae securities, 1.94% to 8.00%, maturing 7/1/22 to
12/1/44, market value $114,065,171; and by Freddie Mac
securities, 2.35% to 6.00%, maturing 11/1/18 to 12/1/44,
market value $125,649,744)
Merrill Lynch, Pierce, Fenner & Smith
0.06% 1/2/15	17,800,000	17,800,000
(Dated 12/31/14, repurchase price $17,800,059, collateralized by U.S. Treasury securities, 6.00%, maturing 2/15/26, market value $18,156,053)
Total Repurchase Agreements		475,800,000
Total Investments (98.6%)		5,853,710,421
Other Assets in Excess of Other Liabilities (1.4%)		81,125,407
Net Assets (100.0%)		$5,934,835,828
Net Assets Consists of:
SNAP Fund Class Shares (3,773,213,896 outstanding shares of beneficial interest;
unlimited shares authorized; no par value; equivalent to $1.00 per share)		3,773,213,896
Institutional Class Shares (1,737,263,246 outstanding shares of beneficial interest;
unlimited shares authorized; no par value; equivalent to $1.00 per share)		1,737,263,246
Colorado Investors Class Shares (424,358,686 outstanding shares of beneficial
interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)		424,358,686

(1) Floating Rate Note. Rate shown is that which was in effect at December 31, 2014.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2014   9

STATEMENT OF OPERATIONS (UNAUDITED)

Prime Series

Six Months Ended December 31, 2014

Investment Income
Interest Income	$6,172,650
Expenses
Investment Advisory Fees	1,982,898
Administrative Fees	602,153
Transfer Agent Fees:
SNAP Fund Class	1,744,415
Institutional Class	787,172
Colorado Investors Class	197,670
Custody Fees	41,975
Cash Management Fees:
SNAP Fund Class.	9,198
Institutional Class	21,042
Colorado Investors Class	1,367
Audit Fees	16,080
Legal Fees	110,716
Trustee Fees and Expenses	41,405
Insurance Premiums	46,831
Registration Fees	15,018
Other Expenses	72,351
Total Expenses	5,690,291
Less Investment Advisory Fee Waivers	(526,538)
Less Transfer Agent Fee Waivers:
SNAP Fund Class.	(1,711,995)
Institutional Class	(154,636)
Colorado Investors Class	(61,186)
Less Expenses Paid Indirectly	(138,000)
Net Expenses	3,097,936
Net Investment Income	3,074,714
Net Realized Gain on Sale of Investments	61,014
Net Increase in Net Assets Resulting from Operations	$3,135,728

The accompanying notes are an integral part of these financial statements.

 10   PFM Funds Semi-Annual Report | December 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

Prime Series

	Six Months Ended	Year Ended
	December 31,	June 30,
	2014	2014
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$3,074,714	$7,433,514
Net Realized Gain on Sale of Investments	61,014	295,025
Net Increase in Net Assets	3,135,728	7,728,539
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(2,232,723)	(5,468,463)
Institutional Class Shares	(662,789)	(1,682,136)
Colorado Investors Class Shares	(240,216)	(577,940)
Total Distributions	(3,135,728)	(7,728,539)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	1,393,902,117	2,299,011,805
Institutional Class Shares	15,492,738,654	26,920,992,624
Colorado Investors Class Shares	657,822,472	1,274,504,271
Redeemed:
SNAP Fund Class Shares	(1,149,093,647)	(2,700,977,310)
Institutional Class Shares	(15,808,983,350)	(26,980,501,403)
Colorado Investors Class Shares	(992,395,992)	(914,438,614)
Distributions Reinvested:
SNAP Fund Class Shares	2,232,723	5,468,463
Institutional Class Shares	662,789	1,682,136
Colorado Investors Class Shares	240,216	577,940
Net (Decrease) from Capital Share Transactions	(402,874,018)	(93,680,088)
Total (Decrease) in Net Assets.	(402,874,018)	(93,680,088)
Net Assets
Beginning of Period	6,337,709,846	6,431,389,934
End of Period	$5,934,835,828	$6,337,709,846

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2014   11

FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period(1)

Government Series
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2014		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.0000	$1.0000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.0001		0.0003	0.0004	0.0004	0.001	0.002
Total From Operations	0.0001		0.0003	0.0004	0.0004	0.001	0.002
Less: Distributions
Net Investment Income	(0.0001)		(0.0003)	(0.0004)	(0.0004)	(0.001)	(0.002)
Total Distributions	(0.0001)		(0.0003)	(0.0004)	(0.0004)	(0.001)	(0.002)
Net Asset Value,
End of Period	$1.000		$1.0000	$1.0000	$1.0000	$1.000	$1.000
Total Return	0.01	%(1)	0.03%	0.04%	0.04%	0.09%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$221,740		$140,441	$185,482	$311,091	$361,182	$685,163
Ratio of Expenses to Average Net Assets	0.09	%(2)	0.11%	0.18%	0.15%	0.18%	0.18%
Ratio of Expenses to Average Net Assets Before Fee Waivers and Recoupments	0.22	%(2)	0.22%	0.21%	0.21%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.02	%(2)	0.03%	0.04%	0.04%	0.09%	0.16%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers and Recoupments	-0.11	%(2)	-0.08%	0.01%	-0.02%	0.07%	0.12%

(1) Not annualized.

(2) Annualized

The accompanying notes are an integral part of these financial statements.

 12   PFM Funds Semi-Annual Report | December 31, 2014

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series

December 31, 2014		Face
		Amount	Value
U.S. Government & Agency Obligations (82.6%)
Fannie Mae Mortgage-Backed Security Discount Notes
0.11%	3/2/15	$10,000,000	$9,998,250
Fannie Mae Notes
0.12%	2/19/15	1,000,000	1,005,690
0.16%	4/15/15	5,506,000	5,581,847
0.16%	7/2/15	3,025,000	3,030,129
0.18%	7/28/15	3,000,000	3,037,649
0.22%	10/15/15	1,435,000	1,481,874
0.45%(1)	1/20/16	2,485,000	2,491,918
Federal Farm Credit Bank Discount Notes
0.09%	3/18/15	1,000,000	999,747
Federal Farm Credit Bank Notes
0.30%(1)	1/20/15	2,000,000	2,000,101
0.26%(1)	1/26/15	2,000,000	2,000,166
0.22%(1)	1/26/15	4,500,000	4,500,147
0.11%	2/11/15	6,000,000	6,025,024
0.10%	3/12/15	2,500,000	2,500,383
0.20%(1)	7/20/15	2,000,000	2,000,338
0.33%(1)	8/3/15	2,000,000	2,001,484
0.20%(1)	9/18/15	1,425,000	1,425,000
0.21%(1)	9/21/15	5,000,000	5,002,227
0.14%(1)	9/28/15	5,000,000	5,000,000
0.16%(1)	11/18/15	3,000,000	2,999,466
0.15%(1)	12/9/15	5,000,000	5,000,000
0.22%(1)	2/5/16	4,000,000	4,002,881
Federal Home Loan Bank Discount Notes
0.09%	2/11/15	10,000,000	9,998,998
0.10%	2/13/15	5,000,000	4,999,433
0.11%	3/4/15	3,500,000	3,499,311
0.12%	3/13/15	10,000,000	9,997,732
0.13%	3/18/15	5,000,000	4,998,628
Federal Home Loan Bank Notes
0.08%	1/15/15	7,000,000	6,999,835
0.09%	1/16/15	5,000,000	5,000,323
0.10%	3/10/15	5,000,000	4,999,994
0.11%	3/26/15	3,000,000	2,999,874
0.15%	3/30/15	2,000,000	1,999,750
0.16%	6/12/15	2,115,000	2,118,169
0.25%	7/17/15	1,300,000	1,299,103
0.22%	7/29/15	2,000,000	1,999,525
0.18%	8/17/15	4,000,000	4,000,442
Federal Home Loan Bank Notes (Callable)
0.27%	10/20/15	2,000,000	2,000,000
Freddie Mac Discount Notes
0.10%	1/12/15	2,000,000	1,999,942
0.10%	4/24/15	5,000,000	4,998,509
0.12%	5/29/15	2,500,000	2,498,767
Freddie Mac Notes
0.13%	3/18/15	5,000,000	5,002,311
0.14%	4/17/15	10,060,000	10,070,710
0.22%	8/3/15	1,000,000	1,029,787

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2014   13

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series

December 31, 2014	Face
	Amount	Value
U.S. Treasury Notes
0.10% 1/15/15	$18,653,400	$18,617,090
Total U.S. Government & Agency Obligations		183,212,554

Repurchase Agreements (17.2%)
BNP Paribas
0.10% 2/18/15	7,000,000	7,000,000
(Dated 11/20/14, repurchase price $7,001,750, collateralized by
Freddie Mac securities, 4.50% to 6.00%, maturing 1/1/38 to
4/1/41, market value $7,140,853)
Merrill Lynch, Pierce, Fenner & Smith
0.06% 1/2/15	31,000,000	31,000,000
(Dated 12/31/14, repurchase price $31,000,103, collateralized by
U.S. Treasury securities, 0%, maturing 7/23/15, market value
$31,620,098)
Total Repurchase Agreements		38,000,000
Total Investments (99.8%)		221,212,554
Other Assets in Excess of Other Liabilities (0.2%)		527,209
Net Assets (100.0%)
(221,739,763 outstanding shares of beneficial interest; unlimited shares
authorized; no par value equivalent to $1.00 per share)		$221,739,763

(1) Floating Rate Note. Rate shown is that which was in effect at December 31, 2014.

The accompanying notes are an integral part of these financial statements.

 14   PFM Funds Semi-Annual Report | December 31, 2014

STATEMENT OF OPERATIONS (UNAUDITED)

Government Series

Six Months Ended December 31, 2014

Investment Income
Interest Income	$99,377
Expenses
Investment Advisory Fees	63,349
Administrative Fees	18,100
Transfer Agent Fees	72,399
Custody Fees	5,517
Cash Management Fees	2,721
Audit Fees	11,975
Legal Fees	2,981
Trustee Fees and Expenses	1,300
Insurance Premiums	1,630
Registration Fees	10,800
Other Expenses	5,770
Total Expenses	196,542
Less Investment Advisory Fee Waivers	(24,830)
Administrative Fee Waivers	(17,920)
Transfer Agent Fee Waivers	(72,399)
Net Expenses	81,393
Net Investment Income	17,984
Net Realized Net Loss on Sale of Investments	(654)
Net Increase in Net Assets Resulting from Operations	$17,330

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2014   15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

Government Series

	Six Months Ended	Year Ended
	December 31,	June 30,
	2014	2014
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$17,984	$43,456
Net Realized Net (Loss) Gain on Sale of Investments	(654)	4,564
Net Increase in Net Assets	17,330	48,020
Distributions
Net Investment Income, Net of Realized Net Loss on Sale of Investments	(17,330)	(43,456)
Net Realized Gain on Sale of Investments	-	(4,564)
Total Distributions	(17,330)	(48,020)
Capital Share Transactions (at $1.00 per share)
Issued	420,352,931	645,385,689
Redeemed	(339,071,826)	(690,474,047)
Distributions Reinvested	17,330	48,020
Net Increase (Decrease) from
Capital Share Transactions	81,298,435	(45,040,338)
Total Increase (Decrease) in Net Assets	81,298,435	(45,040,338)
Net Assets
Beginning of Period	140,441,328	185,481,666
End of Period	$221,739,763	$140,441,328

The accompanying notes are an integral part of these financial statements.

 16   PFM Funds Semi-Annual Report | December 31, 2014

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio). Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, in repurchase agreements secured by U.S. Government Obligations and in shares of money market mutual funds that invest exclusively in instruments in which Prime Series may invest. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and shares of money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). Prime Series previously offered Florida Education Class shares, however, on May 22, 2012 all shares of the Florida Education Class were redeemed and the class is currently not active. Prime Series previously offered Independent Schools and Colleges Class shares, however the Board of Trustees of the Trust (the “Board”) elected to terminate the Independent Schools and Colleges Class effective June 28, 2013. All shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Funds’ policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

PFM Funds Semi-Annual Report | December 31, 2014   17

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Statements of Net Assets are the yield-to-maturity at original cost unless otherwise noted. The dates shown on the Statements of Net Assets are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Each Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. U.S. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for Prime Series and Government Series are included within each Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total market value of repurchase agreements held by Prime Series at December 31, 2014 is $475,800,000 and they are collateralized by $485,355,439 of non-cash collateral. The total market value of repurchase agreements held by Government Series at December 31, 2014 is $38,000,000 and they are collateralized by $38,760,951 of non-cash collateral.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2014, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-

 18   PFM Funds Semi-Annual Report | December 31, 2014

likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

7.	The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair values of money market securities held by the Funds, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There have been no transfers between levels during the six months ended December 31, 2014.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds. PFM is an indirect, wholly-owned subsidiary of PFM I, LLC (“PFM I”). Effective as of June 30, 2014, the senior management of PFM I acquired all of the equity interest in PFM I and became the sole owners of PFM I (the “Transaction”). The Transaction resulted in a change in control of PFM and thus resulted in the automatic termination of the previous investment advisory agreements of the Funds (the “Previous Advisory Agreements”) in accordance with their terms. In order for PFM to continue to provide investment advisory services to the Funds after the Transaction, new investment advisory agreements (the “New Advisory Agreements”), having the advisory fees

PFM Funds Semi-Annual Report | December 31, 2014   19

described below, were unanimously approved by the Board, including the separate vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). Except for the fees payable under and the date of effectiveness of the New Advisory Agreements, the New Advisory Agreements are the same in all material respects as the Previous Advisory Agreements. The New Advisory Agreements were approved by shareholders of Prime Series and Government Series, respectively, at a special meeting of shareholders held on June 23, 2014 and became effective on July 1, 2014 following consummation of the Transaction. The investment advisory fees payable by each Fund under the New Advisory Agreements are calculated at the following annual percentage rates of such Fund’s average daily net assets:

Fund Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

PFM provides administration and transfer agency services to the Funds pursuant to an Administration Agreement and a Transfer Agent Agreement with the Trust. Amendments to these agreements were approved by the Board, including the separate vote of a majority of the Independent Trustees, on May 9, 2014 and became effective on July 1, 2014. Effective as of such date, fees for administrative services provided by PFM to each Fund are calculated at the annual rate of 0.02% of the average daily net assets of such Fund, and fees for transfer agency services provided by PFM to each Fund are calculated at the following annual rates of the average daily net assets of the Fund or applicable share class thereof:

Fund/Class	Applicable Rate
Prime Series – SNAP Fund Class	0.10%
Prime Series – Institutional Class	0.08%
Prime Series – Colorado Investors Class	0.07%
Government Series	0.08%

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of Prime Series (the “Prime Fee Reduction Agreement”) pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Prime Series, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any class of Prime Series for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Prime Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, Prime Series will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the class of Prime Series making the payment was in excess of 1.00% per annum for the calendar month preceeding the payment, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by the respective class of Prime Series to PFM under its agreements with the Trust, as in effect on the effective date of the Prime Fee Reduction Agreement; and (ii) any fees reduced pursuant to the Prime Fee Reduction Agreement may only be paid to PFM during the

 20   PFM Funds Semi-Annual Report | December 31, 2014

three-year period following the calendar month to which they relate. Any fees waived prior to November 1, 2013 or waived pursuant to PFM’s agreement relating to the SNAP® Program are not subject to future payment by the Funds to PFM pursuant to the Prime Fee Reduction Agreement.

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of Government Series (the “Government Fee Reduction Agreement”), pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Government Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, Government Series will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of Government Series for the calendar month preceeding the payment was in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Government Series to PFM under its agreements with the Trust, as in effect on the effective date of the Government Fee Reduction Agreement; and (ii) any fees pursuant subject to the Government Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate.

In conjunction with the Transaction, PFM and the Trust entered into Fee Deferral Agreements on behalf of Prime Series (the “Prime Fee Deferral Agreement”) and Government Series (the “Government Fee Deferral Agreement”) to maintain in effect the fee reduction arrangements under the Prime Fee Reduction Agreement and the Government Fee Reduction Agreement, respectively. The Prime Fee Deferral Agreement and the Government Fee Deferral Agreement are the same in all material respects as the Prime Fee Reduction Agreement and Government Fee Reduction Agreement, respectively. At such time, PFM and the Trust also entered into a fee waiver agreement relating to Prime Series that provides that during the two-year period following June 30, 2014, aggregate fees paid to PFM by each of the SNAP Fund Class, Institutional Class and Colorado Investors Class of Prime Series will not exceed the aggregate fees that would have been paid to PFM by such class under the fee structure in place prior to July 1, 2014. Any fees waived by PFM pursuant to this agreement are not recoverable by PFM under the Prime Fee Deferral Agreement. For the six months ended December 31, 2014, PFM waived $526,538 of investment advisory fees payable by Prime Series and $1,711,995 of transfer agent fees payable by the SNAP Fund Class of Prime Series which are not recoverable by PFM pursuant to the Prime Fee Deferral Agreement. The chart that follows depicts fees relating to Prime Series waived by PFM since the inception of the Prime Fee Reduction Agreement. The chart also shows the amounts reimbursed and the amounts deemed unrecoverable under the Prime Fee Reduction Agreement and the Prime Fee Deferral Agreement both during the six months ended December 31, 2014 and cumulatively, as well as the amounts which remain recoverable as of December 31, 2014 and the fiscal year in which recoverable unreimbursed amounts expire.

PFM Funds Semi-Annual Report | December 31, 2014   21

	Institutional Class		Colorado Investors Class
	Transfer Agent Fees		Transfer Agent Fees
	Six Months	Cumulative	Six Months	Cumulative
	Ended	Through	Ended	Through
	December 31,	December 31,	December 31,	December 31,
	2014	2014	2014	2014
Waived fees	$154,636	$202,566	$61,186	$183,384
Amounts reimbursed	–	–	–	–
Amounts unrecoverable	–	–	–	–
Remaining recoverable		$202,566		$183,384
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2017		$47,930		$122,198
June 30, 2018		154,636		61,186
Total		$202,566		$183,384

The chart that follows depicts the fees relating to Government Series waived by PFM since the inception of the Government Fee Reduction Agreement. The chart also shows the amounts reimbursed and the amounts deemed unrecoverable under the Government Fee Reduction Agreement and the Government Fee Deferral Agreement both during the six months ended December 31, 2014 and cumulatively, as well as the amounts which remain to be recoverable as of December 31, 2014 and the fiscal year in which recoverable unreimbursed amounts expire.

	Government Series Investment Advisory
	Administration & Transfer Agent Fees
	Six Months	Cumulative
	Ended	Through
	December 31, 2014	December 31, 2014
Waived fees	$115,149	$850,466
Amounts reimbursed	–	–
Amounts unrecoverable	(157,093)	(371,951)
Remaining recoverable		$478,515
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2015		$100,306
June 30, 2016		72,924
June 30, 2017		190,136
June 30, 2018		115,149
Total		$478,515

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust.

 22   PFM Funds Semi-Annual Report | December 31, 2014

The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed 0.25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan must be approved by the Board. For the six month period ended December 31, 2014, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures relating to their investment portfolios as of December 31, 2014 are provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of December 31, 2014, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	Prime Series %	Government Series %
AA+	8.3%	53.2%
AA-	0.3%	–
A-1+	30.7%	24.4%
A-1	49.4%	–
Exempt*	11.3%	22.4%

* Represents investments in U.S. Treasury securities, or repurchase agreements collateralized by U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at December 31, 2014.

PFM Funds Semi-Annual Report | December 31, 2014   23

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not purchase an illiquid investment (including any repurchase agreement maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. Other investments included in this 10% limit are: (i) those which are restricted (i.e., those which cannot be freely sold for legal reasons); (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; and (iii) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The investments of each Fund at December 31, 2014 included the following issuers which individually represented greater than 5% of the total assets of such Funds:

Issuer	Prime Series %	Government Series %
BNP Paribas	6.5%	<5.0%
Fannie Mae	<5.0%	12.0%
Federal Home Loan Banks	<5.0%	30.2%
Federal Farm Credit Banks	-	20.5%
Freddie Mac	-	11.6%
Merrill Lynch, Pierce,
Fenner & Smith	<5.0%	14.0%
U.S. Treasury	11.0%	8.5%

 24   PFM Funds Semi-Annual Report | December 31, 2014

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by: (i) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (ii) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (iii) for Prime Series, limiting the purchase of commercial paper to issues maturing in 270 days or less.

The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at December 31, 2014 were 51 days and 54 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at December 31, 2014 are as follows:

		Prime Series	Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Bankers Acceptances	$43,157,693	47 Days	-
Cash and
Cash Equivalents	75,025,607	1 Day	$151,598	1 Day
Certificates of Deposit	3,075,135,002	49 Days	-
Commercial Paper	1,258,637,431	93 Days	-
Corporate Notes	20,054,261	198 Days	-
U.S. Government Agency Notes	25,000,000	293 Days	110,606,147	72 Days
U.S. Government Agency Discount Notes	314,983,733	23 Days	53,989,317	67 Days
U.S. Treasury Notes	640,942,301	20 Days	18,617,090	15 Days
Repurchase
Agreements	475,800,000	6 Days	38,000,000	3 Days
Total	$5,928,736,028		$221,364,152

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (i) the effective maturity of a floating or variable rate security is deemed to be the date upon which the security’s interest rate next resets; (ii) the effective maturity of a callable security is deemed to be its stated maturity unless the security has been called as of the reporting date, in which case the effective maturity is deemed to be its called date; and (iii) the effective maturity of cash and cash equivalents is deemed to be one day.

PFM Funds Semi-Annual Report | December 31, 2014   25

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Under the Trust’s Declaration of Trust, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Members.

Name, Position Held with Trust,	Principal Occupation(s) During the Past Five Years (Number of Portfolios
(Served Since), Birthyear, Other	in Fund Complex Overseen by Independent Trustee)
Directorships Held

INDEPENDENT TRUSTEES

Robert R. Sedivy	Retired, 2008; Vice President-Finance and Treasurer, The Collegiate
Trustee (1996), Chairman of the Board (2008)	School, Richmond, Virginia, 1988 to 2008; (2)
Birthyear: 1946
Other directorships: None

Jeffrey A. Laine	President, Commonwealth Financial Group, 1994 to present;
Trustee (1986), Chairman of the Audit	President, Laine Financial Group, Inc. (an investment advisory firm)
Committee (2008)	1992 to present; former President and Treasurer of the Trust (1986
Birthyear: 1957	to 2008); (2)
Other directorships: None

Michael P. Flanagan	State Superintendent of Education, State of Michigan, 2005 to
Trustee (2008), Chairman of the	present; (2)
Nominating and Governance
Committee (2009)
Birthyear: 1949
Other directorships: Michigan Virtual
University, Michigan Public School
Employees Retirement System, Regional
Educational Laboratory Midwest (Chairman)

Larry W. Davenport	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004
Trustee (2012),	to 2010; (2)
Advisory Board Member (1995-2012)
Birthyear: 1946
Other directorships: None

Brian M. Marcel	Assistant Superintendent Business Services, Washtenaw
Trustee (2008)	Intermediate School District, 1994 to present; (2)
Birthyear: 1962
Other directorships: Michigan Liquid
Asset Fund Plus (Chairperson)

Joseph W. White	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present;
Trustee (2008)	(2)
Birthyear: 1958
Other directorships: None

 26   PFM Funds Semi-Annual Report | December 31, 2014

Name, Position Held with Trust,	Principal Occupation(s) During the Past Five Years (Number of Portfolios
(Served Since), Birthyear, Other	in Fund Complex Overseen by Officer/Affiliated Trustee/Advisory Board
Directorships Held	Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis	President, Manager and Managing Director, PFM Asset Management LLC,
Trustee (1996) & President (2008)	2001 to present; President and Director, PFM Fund Distributors, Inc., 2001
Birthyear: 1944	to present; Treasurer and Director, Public Financial Management, Inc. (a
Other directorships: None	financial advisory firm) 1986 to present; Vice President and Manager, PFM
I, LLC, 2009 to present; (2)
Barbara L. Fava	Managing Director, PFM Asset Management LLC, 2001 to present; (2)
Vice President (2008)
Birthyear: 1959
Other directorships: None

Debra J. Goodnight	Secretary and Managing Director, PFM Asset Management LLC, 2001 to
Treasurer (2007)	present; Secretary, PFM Fund Distributors, Inc., 2001 to present; (2)
Birthyear: 1955
Other directorships: None
Daniel R. Hess	Managing Director, PFM Asset Management LLC, 2001 to present; (2)
Secretary (2012)
and Assistant Treasurer (2007)
Birthyear: 1974
Other directorships: None

Leo J. Karwejna	Chief Compliance Officer and Managing Director, PFM Asset Management
Chief Compliance Officer (2012)	LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential
Birthyear: 1976	Investment Management, 2008 to 2011; (2)
Other directorships: None

ADVISORY BOARD MEMBERS

Bruce A. Lebsack, CGMA	Director of Finance and Administration and Chief Financial Officer,
Advisory Board Member (2012)	Highlands Ranch Metropolitan Districts and Centennial Water and
Birthyear: 1953	Sanitation District, Colorado, 1981 to present; (2)
Other directorships: None

Evelyn Whitley	Director of Debt Management, Virginia Department of Treasury,1993 to
Advisory Board Member (2011)	present; (2)
Birthyear: 1959
Other directorships: None

PFM Funds Semi-Annual Report | December 31, 2014   27

Each Independent Trustee receives from the Trust an annual retainer of $7,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 annual retainer. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The responsiblities of the Audit Committee include: overseeing the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; overseeing the quality and objectivity of the Trust’s financial statements and the independent audit thereof; selecting, retaining and approving the fees of the Trust’s independent registered public accounting firm; acting as a liason between such firm the Board; and undertaking such other functions as the Board may deem appropriate from time to time. The Audit Committee met twice during the six months ended December 31, 2014.

The Board has established a Nominating and Governance Committee, which consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition of the Board and its various committees and to make recommendations to the Board as to governance matters relating the Trust. The Nominating and Governance Committee met once meet during the six months ended December 31, 2014.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

 28   PFM Funds Semi-Annual Report | December 31, 2014

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds incur various operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2014. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not a Fund’s actual rate of return, but is useful in making comparisons of the costs of investing in the Funds and to the costs of investing in other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

PFM Funds Semi-Annual Report | December 31, 2014   29

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended December 31, 2014

			Expenses Paid
			per $1,000
Based on Actual Fund	Beginning	Ending	During
Expenses and Returns	Account Value	Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	$1,000.65	$0.40
Institutional Class	$1,000.00	$1,000.34	$0.71
Colorado Investors Class	$1,000.00	$1,000.43	$0.62
Government Series	$1,000.00	$1,000.10	$0.45

Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	$1,024.81	$0.40
Institutional Class	$1,000.00	$1,024.50	$0.71
Colorado Investors Class	$1,000.00	$1,024.59	$0.62
Government Series	$1,000.00	$1,024.75	$0.46

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.08%, 0.14% and 0.12% for the Prime Series SNAP Class, Institutional Class and Colorado Investors Class, respectively, and 0.09% for the Government Series multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

 30   PFM Funds Semi-Annual Report | December 31, 2014

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Investment Adviser,
Administrator &
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
Wells Fargo Bank, N.A.
608 2nd Avenue South
Minneapolis, Minnesota 55479

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

1-800-338-3383	4514 • 1/15

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2014.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2014.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2014.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2014.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/6/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/6/2015

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer.

Date	3/6/2015

* Print the name and title of each signing officer under his or her signature.